Leases, Right-of-Use Assets and Lease Liabilities (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Assets [Abstract]
Operating lease right-of-use assets, net	$ 43,439	[1]	$ 43,724	[1],[2]	$ 0	[2]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Operating lease right-of-use assets, net		Operating lease right-of-use assets, net
Finance lease right-of-use assets, net (included in property and equipment, net)	$ 2,913		$ 1,998
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property and equipment, net		Property and equipment, net
Total right-of-use assets	$ 46,352		$ 45,722
Current [Abstract]
Current portion of operating lease liabilities	$ 7,113	[3]	$ 9,177	[3],[4]	0	[4]
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of operating lease liabilities		Current portion of operating lease liabilities
Current portion of finance lease liabilities (included in accrued other)	$ 623		$ 425		0
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current		Liabilities, Current
Total current lease liabilities	$ 7,736		$ 9,602
Long-term [Abstract]
Long-term operating lease liabilities	$ 39,527	[5]	$ 37,224	[5],[6]	$ 0	[6]
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term operating lease liabilities		Long-term operating lease liabilities
Long-term finance lease liabilities (included in other long-term liabilities)	$ 2,288		$ 1,619
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities		Other long-term liabilities
Total lease liabilities	$ 49,551		$ 48,445

[1]	Includes related party operating right-of-use assets, net of $12,015 and $13,077 at June 30, 2023 and December 31, 2022, respectively
[2]	Includes related party operating lease right-of-use assets, net of $13,077 at December 31, 2022
[3]	Includes related party current portion of operating lease liabilities of $1,923 and $1,836 at June 30, 2023 and December 31, 2022, respectively
[4]	Includes related party current portion of operating lease liabilities of $1,836 at December 31, 2022
[5]	Includes related party long-term operating lease liabilities of $10,514 and $11,631 at June 30, 2023 and December 31, 2022, respectively
[6]	Includes related party long-term operating lease liabilities of $11,631 at December 31, 2022